Fees Summary	Jul. 08, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	994.32
Total Transaction Valuation	7,200,000.00
Total Offset Amount	0.00
Net Fee	$ 994.32
Offering Table N/A
Offset Table N/A	N/A